Share capital	6 Months Ended
Jun. 30, 2023
Share capital
Share capital

14. Share capital

The Company is authorized to issue an unlimited number of common and preferred shares. As at June 30, 2023, the share capital comprises 201,928,136 common shares with no par value.

	Number of
	common
	shares	Share Capital
Balance at December 31, 2021	156,036,737	$1,253,013
Normal course issuer bid purchase of common shares	(351,144)	(2,819)
Balance at December 31, 2022	155,685,593	$1,250,194
Issuance of shares pursuant to the Maverix acquisition	45,097,390	491,111
Exercise of stock options	256,799	493
Issuance of shares upon exercise of warrants[1]	1,800,000	24,336
Normal course issuer bid purchase of common shares and ASPP	(911,646)	(7,312)
Balance at June 30, 2023	201,928,136	$1,758,822
[1]	On April 12, 2023, the holder of 1,800,000 Triple Flag share warrants, exercised the warrants and acquired 1,800,000 Triple Flag shares at an exercise price of $9.11 per share.

Normal Course Issuer Bid and Automatic Share Purchase Plan

In November 2022, Triple Flag received approval from the TSX to renew its normal course issuer bid (“NCIB”). Under the NCIB, the Company may acquire up to 2,000,000 of its common shares from time to time in accordance with the NCIB procedures of the TSX. Repurchases under the NCIB are authorized until November 14, 2023. Daily purchases on the TSX will be limited to 9,186 common shares, representing 25% of the average daily trading volume of the common shares on the TSX for the period from May 1, 2022 to October 31, 2022 (being 36,744 common shares), except where purchases are made in accordance with the “block purchase exemption” of the TSX rules. All common shares that are repurchased by the Company under the NCIB will be cancelled. For the three and six months ended June 30, 2023, the Company purchased 720,440 and 911,646, respectively of its common shares under the NCIB for $10,505 and $13,075, respectively. Under our current NCIB, Triple Flag may purchase a remaining 919,332 common shares out of the authorized total of 2,000,000.

On June 30, 2023, in connection with the NCIB, the Company entered into an Automatic Share Purchase Plan (“ASPP”) with the designated broker responsible for the NCIB. The ASPP is intended to allow for the purchase of its common shares under the NCIB at times when the Company would ordinarily not be permitted to purchase its common shares due to regulatory restrictions and customary self-imposed blackout periods. On June 30, 2023, the Company instructed the designated broker to make purchases under the ASPP during the period between July 1, 2023 to August 10, 2023. The Company has recorded a liability of $1,300 reflecting the obligation to purchase shares under ASPP as at June 30, 2023.

Dividends

For the three and six months ended June 30, 2023, the Company declared and paid dividends in United States dollars totaling $10,100 (2022: $7,411) and $20,142 (2022: $14,822), respectively. For the three and six months ended June 30, 2023, no shares were issued from treasury for participation in the Dividend Reinvestment Plan (“DRIP”).